NOTE 11 - INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 11 - INCOME TAXES

As of December 31, 2017 and 2016 the Company had net operating loss carryforwards of approximately $11,795,000 and $10,973,000, respectively, which will expire beginning at the end of 2019.  A valuation allowance has been provided for the deferred tax asset as it is uncertain whether the Company will have future taxable income.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act reduces the corporate tax rate to 21%, effective January 1, 2018. Consequently, we have recorded $1,425,999 adjustment to the deferred tax provision for the year ended December 31, 2017.

A reconciliation of the benefit (expense) for income taxes with amounts determined by applying the statutory federal income rate of 21%  in 2017 and 34% in 2016 to the respective losses before income taxes is as follows:

	2017	2016
Net (Loss)	$(1,833,728)	$(1,785,114)
Benefit (expense) for income taxes computed using the statutory rate of 21% and 34%, respectively	385,083	606,939
Non-deductible expense	(212,526)	(99,086)
Remeasurement of deferred income taxes due to tax reform	(1,425,999)	-
Change in valuation allowance	1,253,442	(507,853)
Provision for income taxes	$-	$-

Significant components of the Company's deferred tax liabilities and assets at December 31, 2017 and 2016 are as follows:

	2017	2016
Total deferred tax assets – net operating losses	$2,476,950	$3,731,181
Deferred tax liabilities
Depreciation	-	(789)
Net deferred tax assets	2,476,950	3,730,392

Valuation allowance	(2,476,950)	(3,730,392)
	$-	$-

As of December 31, 2017, open Federal income tax years subject to examination include the tax years ended December 31, 2016 through 2014. At December 31, 2017, net operating loss (“NOL”) carryforwards expiring through 2037 were as follows:

Expiring December 31,	Amount of NOL Expiring
2019	$6,166,000
2026	408,000
2027	693,000
2028	771,000
2029	197,000
2030	32,000
2031	415,000
2033	692,000
2034	106,000
2036	1,493,000
2037	822,000
$11,795,000

The net change in the valuation allowance is as follow:

Change in valuation allowance
2017	$(2,476,950)
2016	(3,730,392)
$1,253,442

The accounting for the effects of the rate change on deferred tax balances is complete and no provisional amounts were recorded for this item.